Summary of Significant of Accounting Policies - Estimated Useful Lives of Asset (Detail)	Dec. 31, 2025
AI related equipment [Member]
Summary of Significant of Accounting Policies [Line Items]
Estimated useful life of the property and equipment	3 years
Office equipment and fixtures [Member]
Summary of Significant of Accounting Policies [Line Items]
Estimated useful life of the property and equipment	5 years
Minimum [Member] | Electronic equipment [Member]
Summary of Significant of Accounting Policies [Line Items]
Estimated useful life of the property and equipment	2 years
Minimum [Member] | Motor vehicles [Member]
Summary of Significant of Accounting Policies [Line Items]
Estimated useful life of the property and equipment	4 years
Maximum [Member] | Electronic equipment [Member]
Summary of Significant of Accounting Policies [Line Items]
Estimated useful life of the property and equipment	3 years
Maximum [Member] | Motor vehicles [Member]
Summary of Significant of Accounting Policies [Line Items]
Estimated useful life of the property and equipment	5 years